SHORT TERM BANK CREDIT AND LONG TERM LOANS (Details) In Thousands, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended							12 Months Ended		12 Months Ended		0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 TAT Technologies Ltd [Member] Long-term loan One [Member] USD ($)	Dec. 31, 2013 TAT Technologies Ltd [Member] Long-term loan One [Member] USD ($)	May 31, 2011 TAT Technologies Ltd [Member] Long-term loan Two [Member] USD ($)	Dec. 31, 2013 TAT Technologies Ltd [Member] Long-term loan Two [Member] USD ($)	Dec. 31, 2012 TAT Technologies Ltd [Member] Long-term loan Two [Member] USD ($)	Dec. 31, 2010 TAT Technologies Ltd [Member] Long-term loan Two [Member] USD ($)	Dec. 31, 2009 TAT Technologies Ltd [Member] Long-term loan Two [Member] USD ($)	Dec. 31, 2008 TAT Technologies Ltd [Member] Long-term loan Two [Member] USD ($)	Nov. 06, 2012 TAT Technologies Ltd [Member] Long-term loan Two [Member] USD ($)	Nov. 07, 2011 TAT Technologies Ltd [Member] Long-term loan Two [Member] USD ($)	Dec. 31, 2012 TAT Technologies Ltd [Member] Long-term loan Three [Member] USD ($)	Dec. 31, 2013 TAT Technologies Ltd [Member] Line of Credit [Member] USD ($)	Dec. 31, 2011 Limco Piedmont Inc [Member] Line of Credit [Member] USD ($)	Dec. 31, 2009 Bental Industries Ltd. [Member] Long-term loan One [Member] USD ($)	Sep. 08, 2013 Bental Industries Ltd. [Member] Long-term loan Three [Member] USD ($)	Sep. 08, 2013 Bental Industries Ltd. [Member] Long-term loan Three [Member] ILS	Sep. 07, 2011 Bental Industries Ltd. [Member] Long-term loan Three [Member] USD ($)	Sep. 07, 2011 Bental Industries Ltd. [Member] Long-term loan Three [Member] ILS	Dec. 31, 2012 Piedmont [Member] Line of Credit [Member] USD ($)	Dec. 31, 2011 Piedmont [Member] Line of Credit [Member] USD ($)	Dec. 31, 2011 Limco [Member] Line of Credit [Member] USD ($)
Debt Instrument [Line Items]
Total long-term loans	$ 884	$ 3,670	$ 4,702	$ 523	$ 248		$ 884	$ 2,477						$ 670
Less - current maturities				(290)				(1,594)						(670)
Total long-term loans, excluding current maturities		1,116
Interest rate, minimum								2.50%	2.50%
Interest rate				5.25%										1.00%
Interest rate, maximum								3.50%	3.50%
Interest rate spread										1.85%	3.50%					1.50%				1.00%	1.00%
Debt instrument, variable interest reference rate										Libor	Libor					Libor				Prime	Prime
Frequency of payment																	Quarterly			Quarterly	Quarterly
Debt term																21 months	5 years			24 months	24 months
Maturity date range, start				Jan. 01, 2012				Jan. 01, 2009
Maturity date range, end				Dec. 31, 2014				Dec. 31, 2014						Dec. 31, 2013
Original amount of debt instrument									6,250	1,250	5,000						1,400			700	2,500,000
Currency of loan				NIS				USD						NIS
Repayments of lLong-term debt	2,286	776	3,021				1,593											693	2,500
Principal payment made on loan						750
Prepaid amount of principal balance on long-term loan								3,775				775	2,250
Line of credit, initiation date																Nov. 15, 2011
Line of credit, expiration date																Aug. 31, 2013
Line of credit, maximum borrowing capacity																10,000							5,000	5,000
Line of credit, amount outstanding															$ 26	$ 688						$ 32